EQ Advisors TrustSM

SUPPLEMENT DATED AUGUST 30, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolios:

EQ/Legg Mason Growth Allocation Portfolio

EQ/Legg Mason Moderate Allocation Portfolio

Effective August 30, 2019, Adam Petryk and Ellen Tesler will no longer serve as members of the team that is responsible for the securities selection, research and trading for EQ/Legg Mason Growth Allocation Portfolio and EQ/Legg Mason Moderate Allocation Portfolio. All references to Adam Petryk and Ellen Tesler in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective August 30, 2019, the table in the section of the Summary Prospectus entitled “EQ/Legg Mason Growth Allocation Portfolio — Who Manages the Portfolio — Sub-Adviser: QS Investors, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Lisa Wang, CFA®	Portfolio Manager of QS Investors	August 2019

Effective August 30, 2019, the table in the section of the Summary Prospectus entitled “EQ/Legg Mason Moderate Allocation Portfolio — Who Manages the Portfolio — Sub-Adviser: QS Investors, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Lisa Wang, CFA®	Portfolio Manager of QS Investors	August 2019
Russell Shtern, CFA®	Head of Global Equity Portfolio Management and Portfolio Manager of QS Investors	August 2019

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Effective August 30, 2019, the table in the section of the Prospectus entitled “EQ/Legg Mason Growth Allocation Portfolio — Who Manages the Portfolio — Sub-Adviser: QS Investors, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Lisa Wang, CFA®	Portfolio Manager of QS Investors	August 2019

Effective August 30, 2019, the table in the section of the Prospectus entitled “EQ/Legg Mason Moderate Allocation Portfolio — Who Manages the Portfolio — Sub-Adviser: QS Investors, LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Lisa Wang, CFA®	Portfolio Manager of QS Investors	August 2019
Russell Shtern, CFA®	Head of Global Equity Portfolio Management and Portfolio Manager of QS Investors	August 2019

Effective August 30, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — QS Investors, LLC” is amended to include the following information:

Lisa Wang, CFA® joined QS Investors in 2014 as a member of the portfolio management group. Prior to joining QS Investors, Ms. Wang was an ETF market maker and portfolio trader at Deutsche Bank from 2011 to 2014. Prior to obtaining her MBA, she was a research analyst at Gleacher Fund Advisors, a multi-strategy fund of hedge funds from 2006 to 2008.

Russell Shtern, CFA® is Head of Global Equity Portfolio Management. Prior to joining QS Investors in August 2010, Mr. Shtern was a portfolio manager for Diversification Based Investing, Equity and Tax Managed Equity, for Deutsche Asset Management’s Quantitative Strategies Group, from 2003 to 2010. During the three years prior to that, he supported the equity derivatives and global program trading desks at Deutsche Bank Securities.

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Effective August 30, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — QS Investors, LLC” is amended to add the following information:

QS Investors, LLC (“QS Investors” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of June 30, 2019						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Legg Mason Growth Allocation Portfolio

Lisa Wang	0	0	0	0	0	0	0	0	0	0	0	0

EQ/Legg Mason Moderate Allocation Portfolio

Lisa Wang	0	0	0	0	0	0	0	0	0	0	0	0

Russel Shtern	9	2.4	4	0.4	5	0.3	0	0	0	0	0	0

Ownership of Shares of the Portfolios as of June 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Legg Mason Growth Allocation Portfolio

Lisa Wang	0

EQ/Legg Mason Moderate Allocation Portfolio

Lisa Wang	0

Russel Shtern	0

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